Condensed Financial Information of Registrant - Schedule of Condensed Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash balances related to operations:
Cash flows from operating activities	$ 4,569	$ 1,507	$ 644
Investing activities
Cash flows from investing activities	1,433	(1,809)	(4,878)
Financing activities
Issuance of common stock	0	0	450
Issuance of preferred stock	0	0	2,512
Cash flows from financing activities	1,922	2,465	5,994
Cash and cash equivalents
Cash and cash equivalents, beginning of year	4,308	2,145	393
Net change during the year	7,924	2,163	1,760
Cash and cash equivalents, end of year	12,243	4,308	2,145
Corporate borrowings
Operating activities
Net income	1,214	796	499
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(1,230)	(806)	(565)
Changes in non-cash balances related to operations:
Changes in working capital	(31)	(22)	32
Cash flows from operating activities	(47)	(32)	(34)
Investing activities
Investments in shares of subsidiaries	61	42	(2,894)
Cash flows from investing activities	61	42	(2,894)
Financing activities
Issuance of common stock	0	0	450
Issuance of preferred stock	0	0	2,512
Distributions	(14)	(10)	(59)
Cash flows from financing activities	(14)	(10)	2,903
Cash and cash equivalents
Cash and cash equivalents, beginning of year	0	0	25
Net change during the year	0	0	(25)
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0